Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment Net

NOTE – 4 PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment are comprised of the following amounts at the respective dates:

	Estimated	As of December 31,
	Useful Life	2012	2011
Cost:
Machinery and equipment	7-10 years	$434,995	$427,542
Vehicles	5-7 years	82,835	82,835
Furniture and fixtures	10 years	55,005	55,005
Software	3 years	8,390	8,390
		581,225	573,772
Less: Accumulated depreciation		(262,824)	(206,376)
Net		$318,401	$367,396

The Company had depreciation expenses of $56,448 and $54,524 during the years ended December 31, 2012 and 2011, respectively.